Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Abstract]
Customer ﬁnance credit	kr 1,090	kr 4,522
Trade receivables	40,327	44,151
Contract assets	7,333	6,924
Contract liabilities	36,867	41,229
Deferred sales commissions	kr 954	kr 1,195